INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 2) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Contributions Payable [Line Items]
Capital contributions payable	$ 76,455	$ 76,455
Series Fifteen [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Sixteen [Member]
Contributions Payable [Line Items]
Capital contributions payable	50,008	50,008
Series Seventeen [Member]
Contributions Payable [Line Items]
Capital contributions payable	7,893	7,893
Series Eighteen [Member]
Contributions Payable [Line Items]
Capital contributions payable	18,554	18,554
Series Nineteen [Member]
Contributions Payable [Line Items]
Capital contributions payable	$ 0	$ 0